Commitments and Contingencies (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Commitments and Contingencies
Minimum Commitment Requirement	$ 10,000,000		$ 10,000,000
PercentageOfAnnualContributionToBeMadeFromNetIncome	2.00%		2.00%
InvestmentMadeDuringThePeriod	$ 350,000	$ 1,000,000	$ 1,000,000